Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 687	€ 395	€ 673
Deductible temporary differences	375	325	378
Unused tax credits	49	64	29
Deferred tax assets exceeding deferred tax liabilities	494	90	17
Deferred tax liability for undistributed profits of subsidiaries not recognized	19,570	22,150
U.S
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	146	181	276
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	291	151	315
Unused tax credits	41	59	9
2024
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	4	28	14
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	392	216	344
Unused tax credits	€ 8	€ 5	€ 20